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                      MERRILL LYNCH LIFE INSURANCE COMPANY


 MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT            MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
       SUPPLEMENT DATED AUGUST 31, 2007                         SUPPLEMENT DATED AUGUST 31, 2007
                    TO THE                                                   TO THE
               PROSPECTUSES FOR                                         PROSPECTUSES FOR
      INVESTOR LIFE (DATED MAY 1, 2001)                         PRIME PLAN I (DATED MAY 1, 1993)
    INVESTOR LIFE PLUS (DATED MAY 1, 2001)                     PRIME PLAN II (DATED MAY 1, 1993)
    ESTATE INVESTOR I (DATED MAY 1, 2001)                      PRIME PLAN III (DATED MAY 1, 1993)
    ESTATE INVESTOR II (DATED MAY 1, 2001)                     PRIME PLAN IV (DATED MAY 1, 1998)
       LEGACY POWER (DATED MAY 1, 2002)                         PRIME PLAN V (DATED MAY 1, 2007)
                                                             PRIME PLAN VI (DATED JANUARY 2, 1991)
                                                              PRIME PLAN 7 (DATED APRIL 30, 1991)
                                                           PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                                                             DIRECTED LIFE (DATED JANUARY 2, 1991)
                                                             DIRECTED LIFE 2 (DATED APRIL 30, 1991)

This supplement describes a change regarding the variable life insurance policies listed above (the "Policies") issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.

AEGON USA, Inc. signed an agreement on August 13, 2007 to acquire Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. The transaction is expected to close before the end of the fourth quarter of 2007, subject to customary regulatory approvals and closing conditions. AEGON USA, Inc. is an Iowa corporation that is engaged in the business of providing life insurance and annuity products.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



784571-0807